Goodwill And Other Intangible Assets (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Intangible Assets [Line Items]
Impairment losses of intangible assets, Indefinite-lived (excluding goodwill)	¥ 133	¥ 235